Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 905,846,000	$ 910,411,000
Gross Unrealized Gains	6,903,000	4,732,000
Gross Unrealized Losses	657,000	6,425,000
Total securities available for sale	912,092,000	908,718,000
Amortized Cost [Abstract]
Due in one year or less	13,392,000
Due in one year through five years	754,117,000
Due after five years through ten years	129,359,000
Due after ten years	8,968,000
Amortized Cost	905,836,000
Fair Value [Abstract]
Due in one year or less	13,462,000
Due in one year through five years	758,752,000
Due after five years through ten years	130,483,000
Due after ten years	9,385,000
Available for sale debt securities, fair value	912,082,000
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	204,463,000	327,327,000
12 months or more - Fair Value	0	20,248,000
Total - Fair Value	204,463,000	347,575,000
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	657,000	5,156,000
12 months or more - Gross Unrealized Loss	0	1,269,000
Total - Gross Unrealized Loss	657,000	6,425,000
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales	154,944,000	47,296,000	261,374,000
Proceeds from calls	1,049,442,000	1,124,649,000	937,061,000
Gross realized gains	2,584,000	1,472,000	3,769,000
Gross realized losses	423,000	44,000	417,000
Income tax expense recognized on net gains on sales and calls of securities available for sale	750,000	500,000	1,200,000
Securities available for sale pledged to secure short-term borrowings and for other purposes	261,100,000	253,500,000
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	143,426,000	216,288,000
Gross Unrecognized Gains	7,700,000	8,580,000
Gross Unrecognized Losses	0	428,000
Fair Value	151,126,000	224,440,000
Amortized Cost [Abstract]
Due in one year or less	25,025,000
Due in one year through five years	104,948,000
Due in five years through ten years	13,453,000
Amortized Cost	143,426,000
Fair Value [Abstract]
Due in one year or less	25,220,000
Due in one year through five years	111,781,000
Due in five years through ten years	14,125,000
Fair Value	151,126,000
Held to maturity unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		28,860,000
12 months or more - Fair Value		0
Total - Fair Value		28,860,000
Held to maturity unrealized loss position - Gross Unrec. Loss [Abstract]
Less than 12 months - Gross Unrec. Loss		428,000
12 months or more - Gross Unrec. Loss		0
Total - Gross Unrec. Loss		428,000
Investment security impairment - Other Than Temporary Impairment [Abstract]
Number of securities in portfolio in unrealized loss position	23
Number of securities in portfolio	237
U. S. government sponsored enterprises [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost		15,000,000
Gross Unrecognized Gains		19,000
Gross Unrecognized Losses		0
Fair Value		15,019,000
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	108,471,000	141,857,000
Gross Unrecognized Gains	5,724,000	7,727,000
Gross Unrecognized Losses	0	46,000
Fair Value	114,195,000	149,538,000
Held to maturity unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		19,328,000
12 months or more - Fair Value		0
Total - Fair Value		19,328,000
Held to maturity unrealized loss position - Gross Unrec. Loss [Abstract]
Less than 12 months - Gross Unrec. Loss		46,000
12 months or more - Gross Unrec. Loss		0
Total - Gross Unrec. Loss		46,000
Corporate bonds [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	34,955,000	59,431,000
Gross Unrecognized Gains	1,976,000	834,000
Gross Unrecognized Losses	0	382,000
Fair Value	36,931,000	59,883,000
Held to maturity unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		9,532,000
12 months or more - Fair Value		0
Total - Fair Value		9,532,000
Held to maturity unrealized loss position - Gross Unrec. Loss [Abstract]
Less than 12 months - Gross Unrec. Loss		382,000
12 months or more - Gross Unrec. Loss		0
Total - Gross Unrec. Loss		382,000
Small Business Administration [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	75,674,000
Fair Value, Total	76,562,000
Federal Home Loan Mortgage Corporation [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	173,337,000
Fair Value, Total	174,609,000
Government National Mortgage Association [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	123,664,000
Fair Value, Total	129,106,000
Federal National Mortgage Association [Member]
Securities Held In Available For Sale And Held To Maturity Portfolios That Represent Greater Than 10% Of Shareholders Equity [Abstract]
Amortized Cost	572,970,000
Fair Value, Total	576,347,000
U. S. government sponsored enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	262,063,000	562,588,000
Gross Unrealized Gains	1,055,000	1,171,000
Gross Unrealized Losses	10,000	300,000
Total securities available for sale	263,108,000	563,459,000
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	15,491,000	147,881,000
12 months or more - Fair Value	0	0
Total - Fair Value	15,491,000	147,881,000
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	10,000	300,000
12 months or more - Gross Unrealized Loss	0	0
Total - Gross Unrealized Loss	10,000	300,000
State and political subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	25,815,000	42,812,000
Gross Unrealized Gains	642,000	1,156,000
Gross Unrealized Losses	0	0
Total securities available for sale	26,457,000	43,968,000
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	515,322,000	202,103,000
Gross Unrealized Gains	3,982,000	2,335,000
Gross Unrealized Losses	528,000	415,000
Total securities available for sale	518,776,000	204,023,000
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	178,689,000	107,369,000
12 months or more - Fair Value	0	781,000
Total - Fair Value	178,689,000	108,150,000
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	528,000	369,000
12 months or more - Gross Unrealized Loss	0	46,000
Total - Gross Unrealized Loss	528,000	415,000
Corporate bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	26,312,000	102,248,000
Gross Unrealized Gains	336,000	70,000
Gross Unrealized Losses	119,000	5,710,000
Total securities available for sale	26,529,000	96,608,000
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	10,283,000	72,077,000
12 months or more - Fair Value	0	19,467,000
Total - Fair Value	10,283,000	91,544,000
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	119,000	4,487,000
12 months or more - Gross Unrealized Loss	0	1,223,000
Total - Gross Unrealized Loss	119,000	5,710,000
Small Business Administration-guaranteed participation securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	75,674,000
Gross Unrealized Gains	888,000
Gross Unrealized Losses	0
Total securities available for sale	76,562,000
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	650,000	650,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Total securities available for sale	650,000	650,000
Debt securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	905,836,000	910,401,000
Gross Unrealized Gains	6,903,000	4,732,000
Gross Unrealized Losses	657,000	6,425,000
Total securities available for sale	912,082,000	908,708,000
Equity securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	10,000	10,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Total securities available for sale	$ 10,000	$ 10,000